Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Schedule of Revenues Disaggregated

The following table presents the Company’s revenues disaggregated by service lines for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Subscription revenue from users	113,487	113,669	70,439	9,650
Licensing revenues from content aggregators and distributors	121,640	188,853	221,415	30,334
Revenue from content sold to hardware manufacturers	1,314	36,385	52,258	7,159
Revenue from sales of digital educational hardware devices	—	40,914	46,033	6,306
Other revenue*	—	—	16,254	2,227
	236,441	379,821	406,399	55,676

*	Other revenue primarily represents provision of online public sentiment monitoring service and public relation service to the main broadcast operators which commenced in 2024 and the revenue is recognized at the point in time when the quarterly statement is mutually agreed upon between the Company and the customers.